Income Taxes (Details) - Schedule of Net Operating Loss Carry Forward	Dec. 31, 2023 USD ($)
Condensed Financial Statements, Captions [Line Items]
NOL Total Balance	$ 437,550
2021 [Member]
Condensed Financial Statements, Captions [Line Items]
NOL Total Balance	63,864
2022 [Member]
Condensed Financial Statements, Captions [Line Items]
NOL Total Balance	$ 373,686